Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net

Note 6. Property, Plant and Equipment, Net

Property, plant and equipment, net consisted of the following:

	December 31,	December 31,
	2020	2019
	(U.S. $ in thousands)

Machinery and equipment	$147,531	$140,413
Buildings and improvements	172,868	149,022
Computer equipment and software	49,233	46,900
Office equipment, furniture and fixtures	13,966	13,780
Land	19,302	19,058
	402,900	369,173
Accumulated depreciation	(202,556)	(180,769)
	200,344	188,404
Construction work in progress	888	1,302
	$201,232	$189,706

Depreciation expenses were $25.2 million, $25.8 million and $28.9 million in the years ended December 31, 2020, 2019 and 2018, respectively.